Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based on:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total
Fiscal	Table Total	Actually Paid	for non-PEO	to non-PEO	Shareholder	Shareholder		Adjusted
Year	for PEO(1)	to PEO(1)(2)	NEOs(1)	NEOs(1)(2)	Return	Return(3)	Net Income	EPS(4)
(a)*	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$ 9,212,815	$7,964,085	$1,955,972	$1,753,727	$ 93.72	$163.55	$616,369,000	$2.25
2024	$ 6,222,992	$5,157,561	$1,385,486	$ 883,261	$ 85.65	$136.41	$595,314,000	$2.27
2023	$ 7,749,950	$2,489,517	$1,471,777	$ 856,685	$ 85.21	$103.77	$498,226,000	$2.00
2022	$ 4,569,047	$4,579,810	$1,569,825	$1,131,942	$105.68	$119.57	$465,237,000	$1.81
2021	$ 5,339,716	$5,944,071	$1,488,288	$1,779,964	$116.04	$119.75	$431,612,000	$1.80

Named Executive Officers, Footnote [Text Block]		Our principal executive officer (PEO) for 2021-2025 is Mr. Franklin.
Peer Group Issuers, Footnote [Text Block]		The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Midcap 400 Utilities Index.
SCT Total	[1]	$ 9,212,815	$ 6,222,992	$ 7,749,950	$ 4,569,047	$ 5,339,716
Compensation Actually Paid	[1],[2]	7,964,085	5,157,561	2,489,517	4,579,810	5,944,071
Average SCT Total	[1]	1,955,972	1,385,486	1,471,777	1,569,825	1,488,288
Average Compensation Actually Paid	[1],[2]	$ 1,753,727	883,261	856,685	1,131,942	1,779,964
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The non-principal executive officers (Non-PEO) reflected in columns (d) and (e) include the following individuals: Mr. Schuller (2021-2025), Mr. Luning (2021-2025), Ms. Arnold (2022-2025), Mr. Huwar (2024-2025), former NEO Mr. Rhodes (2021-2024), and former NEO Mr. Fox (2021-2022).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Most Important Performance Measures

The five items listed below represent the most important performance metrics we used to determine CAP for FY2024 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Awards” and “Long-Term Equity Incentive Awards.”

Most Important Performance Measures
•	Adjusted EPS
•	Return on Equity
•	Relative TSR
•	Operations & Maintenance Measures
•	Rate Base Growth

Total Shareholder Return Amount		$ 93.72	85.65	85.21	105.68	116.04
Peer Group Total Shareholder Return Amount	[3]	163.55	136.41	103.77	119.57	119.75
Net Income (Loss) Attributable to Parent		$ 616,369,000	$ 595,314,000	$ 498,226,000	$ 465,237,000	$ 431,612,000
Company Selected Measure Amount | $ / shares	[4]	2.25	2.27	2.00	1.81	1.80
PEO Name		Mr. Franklin
PEO [Member] | Change In Actuarial Present Value Of Pension Plans Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		$ (1,841,343)	$ (329,976)	$ (2,483,717)		$ (1,096,773)
PEO [Member] | Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		105,707	109,019	106,388	138,759	145,149
PEO [Member] | Prior Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year
PEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(4,019,308)	(3,385,469)	(2,822,794)	(2,384,982)	(2,144,852)
PEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		4,392,694	3,539,948	2,641,275	3,584,530	3,173,125
PEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(63,431)	(1,113,865)	(2,662,913)	(1,114,238)	913,795
PEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(92,344)	(100,297)	(196,908)	(408,431)	(513,508)
PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year
PEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		269,295	215,209	158,236	195,125	127,419
Non-PEO NEO [Member] | Change In Actuarial Present Value Of Pension Plans Reported In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(304,854)	(55,285)	(101,818)	(279,211)	(169,224)
Non-PEO NEO [Member] | Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		30,772	25,761	31,159	68,366	87,452
Non-PEO NEO [Member] | Prior Service Cost Of Pension In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year			0	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(637,195)	(618,556)	(533,779)	(497,732)	(505,411)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		696,389	480,261	514,573	558,334	747,714
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(10,827)	(147,702)	(516,479)	(175,708)	231,197
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year			0	0	56,413	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		(15,252)	(17,515)	(39,641)	(135,957)	(131,958)
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year			(190,584)	0	(68,996)	0
Non-PEO NEO [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
+ Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year		$ 38,721	$ 21,394	$ 30,894	$ 36,609	$ 31,907
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Non-GAAP Measure Description [Text Block]		Adjusted EPS is a non-GAAP financial measure. See Appendix A for reconciliation to the GAAP financial measure and adjustments.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Operations & Maintenance Measures
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Rate Base Growth

[1]	Our principal executive officer (PEO) for 2021-2025 is Mr. Franklin. The non-principal executive officers (Non-PEO) reflected in columns (d) and (e) include the following individuals: Mr. Schuller (2021-2025), Mr. Luning (2021-2025), Ms. Arnold (2022-2025), Mr. Huwar (2024-2025), former NEO Mr. Rhodes (2021-2024), and former NEO Mr. Fox (2021-2022).
[2]	Refer to the reconciliation tables below for the amounts deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments used to calculated Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
[3]	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P Midcap 400 Utilities Index.
[4]	Adjusted EPS is a non-GAAP financial measure. See Appendix A for reconciliation to the GAAP financial measure and adjustments.